GENERAL	6 Months Ended
Jun. 30, 2023
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.General

1)RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, after which the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012, and have been listed on the Nasdaq Global Market (“Nasdaq”) since July 20, 2018. On March 23, 2023, the Company implemented a ratio change of the Company's ADSs to its non-traded ordinary shares from ratio of 1 ADS representing 10 ordinary shares to a new ratio of 1 ADS representing 400 ordinary shares.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. As of the date of approval of these condensed consolidated interim financial statements, the Company commercializes in the U.S., mainly Talicia®, for the treatment of Helicobacter pylori infection in adults, the first product approved by the U.S. Food and Drug Administration (“FDA”) being developed primarily internally by the Company. Until February 1, 2023, the Company commercialized Movantik® in the U.S, for the treatment of opioid-induced constipation. See also note 3(a) regarding the transfer of the Company’s rights in Movantik® to HCR Collateral Management, LLC (“HCRM”) in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM. The Company also continues to advance the development of part of its late-stage therapeutic candidates.

3)       Through June 30, 2023, the Company has an accumulated deficit and its activities have been funded primarily through public and private offerings of the Company’s securities as well as a senior secured borrowing (now fully extinguished, see note 3(a)). There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through other non-dilutive financing. Furthermore, the Company is actively pursuing and in discussions with multiple parties regarding strategic business development transactions, including potential acquisition of revenue-generating assets in the U.S. and the sale of certain assets of the Company. The Company’s current cash resources are not sufficient to complete the research and development of any of its therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, that will result in negative cash flows from operating activities. Management believes that there is presently insufficient funding available to allow the Company to fund its activities for a period exceeding one year from the date of this filing. These conditions and events may cast significant doubt about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated interim financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

b. Approval of the condensed consolidated interim financial statements:

These condensed consolidated interim financial statements were approved by the Board of Directors (the "BoD") on August 16, 2023.